Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost			¥ 8,626	¥ 16,054
Less: Accumulated depreciation			(8,122)	(11,041)
Property and equipment, net		$ 71	504	5,013
Leasehold improvements			4,200
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost			8,626	11,843
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	[1]			¥ 4,211

[1]	Leasehold improvements of RMB4.2 million was expensed due to the termination of the underlying office lease contract in 2023.